UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21129
                                                    ---------------------------

   FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
           ----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                         ----------------------
                   Date of fiscal year end: NOVEMBER 30, 2004
                                           --------------------------
                    Date of reporting period: AUGUST 31, 2004
                                             -------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
PREFERRED SECURITIES -- 78.3%
               BANKING -- 34.2%
------------------------------------------------------------------------------------------------------------------------
      108,197  Abbey National Group, 7.375% Pfd. ................................................ $      2,891,565**(1)
       15,000  ABN AMRO Capital Fund Trust VII, 6.08% Pfd. ......................................          367,200**(1)
               ABN AMRO North America, Inc.:
        2,015    6.46% Pfd., 144A**** ...........................................................        2,115,619*
       12,301    6.59% Pfd., 144A**** ...........................................................       13,079,838*
  $17,500,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B ...............       21,944,037
       19,500  BAC Capital Trust III, 7.00% Pfd. ................................................          519,675
      954,000  BAC Capital Trust IV, 5.875% Pfd. ................................................       23,706,900
          600  BAC Capital Trust V, 7.00% Pfd. ..................................................           15,894
   $1,240,000  BankBoston Capital Trust I, 8.25% 12/15/26 Capital Security ......................        1,412,459
  $16,155,000  BankBoston Capital Trust II, 7.75% 12/15/26 Capital Security, Series B ...........       17,888,351
      478,100  Bank of New York Capital V, 5.95% Pfd. ...........................................       11,847,318
        7,000  Bank One Capital Trust I, 8.00% Pfd. .............................................          177,170
       51,000  Bank One Capital Trust VI, 7.20% Pfd. ............................................        1,354,305
     $500,000  BT Capital Trust B, 7.90% 01/15/27, Capital Security .............................          558,582(1)
   $5,000,000  Chase Capital I, 7.67% 12/01/26 Capital Security .................................        5,460,175
       62,900  Chase Capital VII, 7.00% Pfd., Series G ..........................................        1,590,741
      421,250  Chase Capital XI, 5.875% Pfd. 06/15/33 ...........................................       10,202,675
       18,800  Citigroup, Inc., 6.231% Pfd., Series H ...........................................          991,136*
      105,000  Cobank, ACB, 7.00% Pfd., 144A**** ................................................        5,687,325*
       27,900  Comerica (Imperial) Capital Trust I, 7.60% Pfd. ..................................          748,278
  $11,000,000  Cullen/Frost Capital Trust I, 8.42% 02/01/27 Capital Security, Series A ..........       12,468,170
   $2,500,000  Dime Capital Trust I, 9.33% Capital Security, Series A ...........................        2,961,800
   $5,600,000  First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** ...........        6,224,260
     $875,000  First Chicago NBD Capital B, 7.75%, 12/01/26 Capital Security, 144A**** ..........          963,458
   $3,000,000  First Midwest Capital Trust I, 6.95% 12/01/33 Capital Security ...................        3,201,510
   $3,500,000  First Tennessee Capital Trust II, 6.30% 04/15/34 Capital Security, Series B ......        3,471,248
       62,600  Fleet Capital Trust VII, 7.20% Pfd. ..............................................        1,672,359
       86,500  Fleet Capital Trust VIII, 7.20% Pfd. .............................................        2,321,228
            2  FT Real Estate Securities Company, 9.50% Pfd., 144A**** ..........................        2,685,636
     $500,000  Great Western Finance Trust II, 8.206% 02/01/27 Capital Security, Series A .......          558,123
   33,550,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ......................       38,723,913
  $23,725,000  HBOS Capital Funding LP, 6.85% Pfd. ..............................................       24,345,527(1)
        6,300  Household Capital Trust VI, 8.25% Pfd. ...........................................          171,455
  $12,497,000  J.P. Morgan Capital Trust I, 7.54% 01/15/27 Capital Security .....................       13,617,169
  $11,908,000  J.P. Morgan Capital Trust II, 7.95% 02/01/27 Capital Security ....................       13,313,501

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
               J.P. Morgan Chase & Co.:
       15,000    6.625% Pfd., Series H .......................................................... $        799,950*
      118,758    Adj. Rate Pfd. .................................................................        6,000,248*
      300,241    Adj. Rate Pfd., Series A .......................................................       27,622,172*
       23,800  Keycorp Capital V, 5.875% Pfd., Series A .........................................          573,342
  $12,595,000  KeyCorp Institutional Capital A, 7.826% 12/01/26 Capital Security, Series A ......       13,800,782
   $4,000,000  Lloyds TSB Bank PLC, Tier I, 6.90% 10/22/49 ......................................        4,156,720(1)
  $25,280,000  Marshall & Ilsley Capital Trust  A, 7.65% 12/01/26 Capital Security ..............       27,857,422
           20  Marshall & Ilsley Investment II, 8.875% Pfd., 144A**** ...........................        2,221,765
   $3,000,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security ......................        3,417,990
  $13,750,000  RBS Capital Trust B, 6.80% Pfd. ..................................................      14,150,538**(1)
  $15,600,000  Republic New York Capital I, 7.750% 11/15/26 Capital Security ....................       17,175,834(1)
  $17,127,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security ....................       18,691,209(1)
               Roslyn Real Estate:
           10    8.95% Pfd., Pvt., Series C, 144A**** ...........................................        1,056,359
           30    Series D, Adj. Rate Pfd., 144A**** .............................................        3,022,500
               Royal Bank of Scotland Group PLC:
      739,000    5.75% Pfd., Series B ...........................................................        17,639,930**(1)
       80,000    6.40% Pfd., Series M ...........................................................         2,019,200**(1)
  $14,167,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security ....................       15,885,032
           60  Union Planters Preferred Funding, 7.75% Pfd., Series 144A**** ....................        6,673,944
       23,500  VNB Capital Trust I, 7.75% Pfd. ..................................................          620,165
     $300,000  Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** .............          335,379
   $2,217,200  Wachovia Preferred Funding, 7.25% Pfd., Series A .................................       61,438,612
  $20,750,000  Washington Mutual, Inc., 8.36% 12/01/26 Capital Security, 144A**** ...............       23,305,570
   $8,000,000  Webster Capital Trust II, 10.00% 04/01/27 Capital Security .......................        9,509,920
      365,000  Wells Fargo Capital Trust VII, 5.85% Pfd. ........................................        8,924,250
       45,000  Wells Fargo Capital Trust IX, 5.625% Pfd. ........................................        1,068,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                       537,226,183
                                                                                                  ----------------
               FINANCIAL SERVICES -- 13.7%
------------------------------------------------------------------------------------------------------------------------
       58,500  The Bear Stearns Companies Inc., 5.49% Pfd., Series G ............................        2,798,640*
       30,000  Corporate-Backed Trust Certificates, 7.75% Pfd., Series CIT ......................          808,950
  $15,459,000  Countrywide Capital I, 8.00% 12/15/26 Capital Security ...........................       16,654,444
    1,030,200  Countrywide Capital IV, 6.75% Pfd. ...............................................       26,275,251
               Fannie Mae:
      680,420    5.10% Pfd., Series E ...........................................................       30,646,117*
       96,300    5.125% Pfd. ....................................................................        4,396,577*

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
       68,600  Freddie Mac, 5.79% Pfd. .......................................................... $      3,479,735*
      483,052  General Electric Capital Corporation, 5.875% Pfd. ................................       12,088,376
               Lehman Brothers Holdings, Inc.:
      295,000    5.67% Pfd., Series D ...........................................................       14,267,675*
       25,000    5.94% Pfd., Series C ...........................................................        1,245,625*
    1,569,750    6.50% Pfd., Series F ...........................................................       40,915,534*
      570,000  Lehman Capital Trust III, 6.375% Pfd., Series K ..................................       14,398,200
      138,975  Merrill Lynch Capital Trust V, 7.28% Pfd. ........................................        3,750,935
       10,000  Merrill Lynch Preferred Capital Trust IV, 7.12% Pfd. .............................          268,700
       64,300  Morgan Stanley Capital Trust II, 7.25% Pfd. ......................................        1,690,126
    1,074,900  Morgan Stanley Capital Trust III, 6.25% Pfd. .....................................       26,818,755
      202,000  Morgan Stanley Capital Trust IV, 6.25% Pfd. ......................................        5,082,320
        9,000  Morgan Stanley Capital Trust V, 5.75% Pfd. .......................................          212,220
      160,000  SLM Corporation, 6.97% Pfd., Series A ............................................        8,982,400*
-------------------------------------------------------------------------------------------------------------------
                                                                                                       214,780,580
                                                                                                  ----------------
               INSURANCE -- 13.4%
------------------------------------------------------------------------------------------------------------------------
    1,719,980  ACE Ltd., 7.80% Pfd., Series C ...................................................        46,293,262**(1)
  $16,551,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ............................       18,977,459
       48,100  Corporate-Backed Trust Certificates, 8.00% Pfd., Series AON ......................        1,242,423
      106,000  Corts-AON Capital, 8.205% Pfd. ...................................................        2,849,810
       37,000  Corts-UnumProvident Corporation, 8.50% Pfd. ......................................          977,355
      142,300  Everest Re Capital Trust II, 6.20% Pfd., Series B ................................        3,393,143(1)
               ING Groep NV:
       36,000    7.05% Pfd. .....................................................................          946,800**(1)
      489,000    7.20% Pfd. .....................................................................       13,017,180**(1)
  $10,000,000  Mangrove Bay Passthru Trust, 6.102% 07/15/33 Capital Security, 144A**** ..........       10,206,450(1)
   $2,200,000  MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B ..................        2,385,548
      270,989  PartnerRe Ltd., 6.75% Pfd., Series C .............................................        6,824,858**(1)
   $8,000,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security ....................        7,168,560
      332,235  Renaissancere Holding, 7.30% Pfd., Series B ......................................        8,761,037(1)
       94,900  Saturns-AON 2003-3, 8.00% Pfd. Series AON ........................................        2,513,426
       56,000  Saturns-SAFC 2001-7, 8.25% Pfd., Series SAFC .....................................        1,508,920
       22,390  St. Paul Capital Trust I, 7.60% Pfd. .............................................          592,216
   $8,075,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** ........................        9,557,409
  $16,750,000  USF&G Capital I, 8.50% 12/15/45 Capital Security, 144A**** .......................       20,251,671
       15,000  XL Capital Ltd., 7.625% Pfd., Series B ...........................................          408,825**(1)

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------


SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE  -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
               Zurich RegCaPS Funding Trust:
       19,525    6.01% Pfd., 144A**** ........................................................... $     19,827,638*
       31,900    6.58% Pfd., 144A**** ...........................................................       33,052,547*
-------------------------------------------------------------------------------------------------------------------
                                                                                                       210,756,537
                                                                                                  ----------------
               UTILITIES -- 12.5%
------------------------------------------------------------------------------------------------------------------------
   $3,750,000  AGL Capital Trust, 8.17% 06/01/37 Capital  Security ..............................        4,201,462
      275,000  Alabama Power Company, 5.30% Pfd. ................................................        6,635,750*
        6,146  Appalachian Power Company, 5.92% Sinking Fund Pfd. ...............................          618,042*
       10,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ........................        1,047,800*
       50,000  Baltimore Gas & Electricity, 7.125% Pfd., Series 1993 ............................        5,255,500*
       35,000  Central Maine Power, 5.25% Pfd., Pvt. ............................................        3,262,525*
   $8,700,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B ....................        9,886,071
  $20,395,000  COMED Financing III, 6.35% 03/15/33 Capital Security .............................       20,511,761
       23,883  Delmarva Power & Light, 5.00% Pfd. ...............................................        2,310,083*
       50,000  Dominion CNG Cap Trust I, 7.80% Pfd. .............................................        1,335,000
   $3,000,000  Dominion Resources Capital Trust  I, 7.83% 12/01/27 Capital Security .............        3,317,970
               Duke Energy Corporation:
       85,385    4.50% Pfd., Pvt., Series C .....................................................        7,262,848*
       59,662    7.04% Pfd., Series Y ...........................................................        6,161,891*
       51,331    7.85% Pfd., Series S ...........................................................        5,324,308*
       96,450  Duquesne Light Company, 6.50% Pfd. ...............................................        4,965,246*
       67,700  Energy East Capital Trust I, 8.25% Pfd. ..........................................        1,803,190
               Entergy Arkansas, Inc.:
       10,240    4.56% Pfd., Series 1965 ........................................................          804,762*
        5,692    7.40% Pfd. .....................................................................          592,680*
       11,675  Entergy Louisiana, Inc., 8.00% Pfd., Series 92 ...................................          294,677*
      105,000  Entergy Louisiana Capital I, 9.00% Pfd., Series A ................................        2,709,000
               Florida Power Company:
       49,750    4.40% Pfd. .....................................................................        4,125,768*
       37,088    4.58% Pfd. .....................................................................        3,217,013*
       21,585    4.60% Pfd. .....................................................................        1,871,420*
       60,000  FPC Capital I, 7.10% Pfd., Series A ..............................................        1,510,200
       12,442  Great Plains Energy, Inc., 4.20% Pfd. ............................................          907,146*
        5,000  Gulf Power Capital Trust III, 7.375% Pfd. ........................................          132,725
  $17,262,000  Houston Light & Power, Capital Trust II, 8.257%, 02/01/37 Capital Security .......       18,227,982

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
               Indiana Michigan Power Company:
        4,342    5.90% Sinking Fund Pfd. ........................................................ $        432,745*
       25,999    6.875% Sinking Fund Pfd. .......................................................        2,591,190*
      119,805  Indianapolis Power & Light Company, 5.65% Pfd. ...................................       10,833,367*
               Interstate Power & Light Company:
      110,000    7.10% Pfd., Series C ...........................................................        2,949,100*
       11,000    8.375% Pfd., Series B ..........................................................          350,240*
       15,017  Kentucky Energy Corp., 4.75% Pfd. ................................................        1,297,093*
       32,300  Laclede Capital Trust I, 7.70% Pfd. ..............................................          859,180
        5,000  Northern Indiana Public Service Company, Adj. Rate Pfd., Series A ................          257,625*
        3,800  OGE Energy Capital Trust  I, 8.375%  Pfd. ........................................           98,344
               Pacific Enterprises:
        4,550    $4.40 Pfd. .....................................................................          369,164*
        4,510    $4.50 Pfd. .....................................................................          374,240*
       23,085    $4.75 Pfd., Series 53 ..........................................................        2,022,015*
        3,500  PacifiCorp, $7.48 Sinking Fund Pfd. ..............................................          366,310*
   $2,337,000  PECO Energy Capital Trust III, 7.38% 04/06/28, Capital Security, Series D ........        2,647,470
  $17,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security ....................       15,996,320
       13,061  Portland General Electric, 7.75% Sinking Fund Pfd. ...............................        1,357,169*
       65,488  Potomac Electric Power Company, $3.40 Sinking Fund Pfd. ..........................        3,279,966*
      215,750  PSEG Funding Trust II, 8.75% Pfd. ................................................        5,942,834
       19,646  Public Service Electric & Gas, 4.30% Pfd., Series C ..............................        1,534,156*
   $6,000,000  Puget Capital Trust, 8.231% 06/01/27 Capital Security, Series B ..................        6,620,580
       42,000  Savannah Electric & Gas Company, 6.00% Pfd. ......................................        1,137,780*
      160,000  Southern Union Company, 7.55% Pfd. ...............................................        4,378,400*
       34,252  TXU US Holdings Company, $4.00 Pfd., Series TES ..................................        2,453,813*
   $2,500,000  Union Electric Company, 7.69% 12/15/36 Capital Security, Series A ................        2,769,125
               Virginia Electric & Power Company:
       14,985    $4.12 Pfd. .....................................................................        1,216,183*
       21,684    $4.80 Pfd. .....................................................................        2,050,222*
       78,700  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42 ...............................        2,108,767
       15,000  Wisconsin Power & Light Company, 6.20% Pfd. ......................................        1,540,650*
               Xcel Energy, Inc.:
        7,110    $4.10 Pfd., Series C ...........................................................          520,310*
       10,210    $4.11 Pfd., Series D ...........................................................          742,522*
-------------------------------------------------------------------------------------------------------------------
                                                                                                       197,389,700
                                                                                                  ----------------
               OIL AND GAS -- 1.9%
------------------------------------------------------------------------------------------------------------------------
       13,200  EOG Resources, Inc., 7.195% Pfd., Series B .......................................       14,449,578*
  $13,315,000  Phillips 66 Capital Trust II, 8.00% 01/15/37 Capital Security ....................       15,121,246
-------------------------------------------------------------------------------------------------------------------
                                                                                                        29,570,824
                                                                                                  ----------------

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------


SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT) -- 2.0%
------------------------------------------------------------------------------------------------------------------------
               AMB Property Corporation:
       54,405    6.50% Pfd., REIT, Series L ..................................................... $      1,302,728
       30,000    6.75% Pfd., REIT, Series M .....................................................          740,700
      160,000  BRE Properties, Inc., 6.75% Pfd., REIT, Series C .................................        3,912,000
       19,100  Equity Office Property Trust, 7.75% Pfd., REIT, Series G .........................          509,970
       51,000  Equity Residential Properties, 8.29% Pfd., REIT, Series K ........................        3,125,025
               Health Care Property Investment:
      160,000    7.10% Pfd., REIT, Series F .....................................................        4,056,800
       25,000    7.25% Pfd., REIT, Series E .....................................................          639,875
               PS Business Parks, Inc.:
      133,000    6.875% Pfd., REIT, Series I ....................................................        3,130,820
       75,000    7.60% Pfd., REIT, Series L .....................................................        1,901,250
       60,000    7.95% Pfd., REIT, Series K .....................................................        1,562,100
               Public Storage, Inc.:
       14,700    7.625% Pfd., REIT, Series U ....................................................          390,873
       18,000    8.00% Pfd., REIT, Series R .....................................................          483,570
      232,000  Regency Centers Corporation, 7.25% Pfd., REIT ....................................        5,866,120
      162,000  Weingarten Realty Investment, 6.95% Pfd., REIT ...................................        4,151,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                        31,773,081
                                                                                                  ----------------
               MISCELLANEOUS INDUSTRIES -- 0.6%
------------------------------------------------------------------------------------------------------------------------
       21,500  Delphi Trust I, 8.25% Pfd. .......................................................          572,437
      100,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ..............................        8,315,000*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         8,887,437
                                                                                                  ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $1,193,042,325)                                                               1,230,384,342
                                                                                                  ----------------

CORPORATE DEBT SECURITIES -- 15.0%
               BANKING -- 0.2%
------------------------------------------------------------------------------------------------------------------------
   $2,500,000  Citigroup, Inc., 6.00% 10/31/33 ..................................................        2,528,675
-------------------------------------------------------------------------------------------------------------------
                                                                                                         2,528,675
                                                                                                  ----------------
               FINANCIAL SERVICES -- 2.8%
------------------------------------------------------------------------------------------------------------------------
       47,000  Corp-Backed Trust Certificates, 5.80% Series Goldman Sachs .......................        1,137,870
  $25,000,000  General Motors Acceptance Corporation, 8.00% 11/01/31, Senior Bonds ..............       25,884,875
               Lehman Brothers:
   $5,000,000    Guaranteed Note, Variable Rate, 12/16/16, 144A**** .............................        5,025,000
   $9,593,000    Guaranteed Note, Variable Rate, 10/15/15, 144A**** .............................       10,132,606

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
   $2,200,000  Morgan Stanley Finance, 8.03% 02/28/17, Capital Units ............................ $      2,439,382
-------------------------------------------------------------------------------------------------------------------
                                                                                                        44,619,733
                                                                                                  ----------------
               INSURANCE -- 0.8%
------------------------------------------------------------------------------------------------------------------------
      239,000  Delphi Financial, 8.00% 05/15/33, Senior Notes ...................................        6,344,255
   $4,400,000  Oneamerica Financial Partners, 7.00% 10/15/33 144A**** ...........................        4,506,964
   $1,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes ..........................          950,785
-------------------------------------------------------------------------------------------------------------------
                                                                                                        11,802,004
                                                                                                  ----------------
               OIL AND GAS -- 0.4%
------------------------------------------------------------------------------------------------------------------------
      238,261  Nexen, Inc., 7.35% Subordinated Notes ............................................        6,190,021(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         6,190,021
                                                                                                  ----------------
               UTILITIES -- 10.4%
------------------------------------------------------------------------------------------------------------------------
  $32,000,000  AEP Texas Central Company, 6.65% 02/15/33, Senior Notes, Series E ................       34,469,760
  $19,000,000  Constellation Energy Group, 7.60% Pfd., 04/1/32, Senior Notes ....................       22,026,795
   $1,000,000  DTE Energy Company, 6.375% 04/15/33, Senior Notes ................................        1,004,995
               Duke Capital Corporation:
  $11,179,000    6.75% 02/15/32, Senior Notes ...................................................       11,701,842
  $10,000,000    8.00% 10/01/19 Senior Notes ....................................................       11,804,550
   $5,000,000  Entergy Gulf States, Inc., 6.20% 07/01/33, 1st Mortgage ..........................        4,929,300
       16,500  Entergy Mississippi, Inc., 7.25%, 1st Mortgage ...................................          435,352
               Georgia Power Company:
      567,015    5.90% 04/15/33, Senior Notes ...................................................       14,141,354
      125,000    6.00% 10/15/33, Senior Notes ...................................................        3,145,625
      125,000    6.00% 08/15/44, Senior Notes ...................................................        3,165,000
   $3,000,000  Indianapolis Power & Light Company, 6.60% 01/01/34, 1st Mortgage, 144A**** .......        3,175,125
       40,000  Northern States Power Company, 8.00% .............................................        1,104,000
  $10,000,000  Oncor Electric Delivery Company, 7.25% 01/15/33, Secured .........................       11,652,750
  $18,268,000  PSEG Power  LLC, 8.625% 04/15/31 .................................................       23,187,755
  $10,250,000  TXU U.S. Holdings Company, 7.00% 03/15/13 ........................................       11,516,029
   $6,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95 ................................        6,675,360
-------------------------------------------------------------------------------------------------------------------
                                                                                                       164,135,592
                                                                                                  ----------------
               MISCELLANEOUS -- 0.4%
------------------------------------------------------------------------------------------------------------------------
     $390,000  BellSouth Telecommunication, 7.00% 12/01/95 ......................................          419,459
   $5,000,000  Ford Motor Company, 7.45%  07/16/31 ..............................................        4,902,075

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
      --------------------------------------------------------------------------

SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               MISCELLANEOUS -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
       30,000  Maytag Corporation, 7.875% 08/01/31 .............................................. $        795,900
-------------------------------------------------------------------------------------------------------------------
                                                                                                         6,117,434
                                                                                                  ----------------
               TOTAL CORPORATE DEBT SECURITIES
                 (Cost $221,638,140) ............................................................      235,393,459
                                                                                                  ----------------

COMMON STOCK AND CONVERTIBLE SECURITIES -- 4.1%
               INSURANCE -- 0.2%
------------------------------------------------------------------------------------------------------------------------
       20,000  Hartford Financial Services, 7.00% Mandatory Convertible, 08/16/06 ...............        1,208,300
       45,000  UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06 .................        1,496,475
       54,000  XL Capital Ltd., 6.50% Mandatory Convertible, 05/15/07 ...........................        1,281,150(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         3,985,925
                                                                                                  ----------------
               UTILITIES -- 3.7%
------------------------------------------------------------------------------------------------------------------------
      170,700  Ameren Corporation, 9.75%, Mandatory Convertible, 05/15/05 .......................        4,701,931
      125,000  American Electric Power, 9.25%, Mandatory Convertible, 8/16/05 ...................        5,573,125
      300,000  Duke Energy Corporation ..........................................................        6,646,500*
      324,300  FPL Group, Inc., 8.50%, Mandatory Convertible, Series A 02/16/05 .................       18,674,816
      100,000  Keyspan Corporation, 8.75%, Mandatory Convertible, 05/16/05 ......................        5,212,500
      365,000  TXU Corporation, 8.75%, Mandatory Convertible, 11/16/05 ..........................       16,682,325
-------------------------------------------------------------------------------------------------------------------
                                                                                                        57,491,197
                                                                                                  ----------------

               MISCELLANEOUS -- 0.2%
------------------------------------------------------------------------------------------------------------------------
       65,000  Alltel Corporation, 7.75% Pfd. Mandatory Convertible, 05/17/05 ...................        3,344,575
-------------------------------------------------------------------------------------------------------------------
                                                                                                         3,344,575
                                                                                                  ----------------
               TOTAL COMMON STOCK AND CONVERTIBLE SECURITIES
                 (Cost $53,073,434) .............................................................       64,821,697
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------

SHARES/$ PAR                                                                                          VALUE
--------------                                                                                       -------
OPTION CONTRACTS -- 0.1%
       10,500  October Put Options on December U.S. Treasury Bond Futures, Expiring 9/25/04 ..... $      1,078,125+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTIONS CONTRACTS
                 (Cost $8,330,949) ..............................................................        1,078,125

MONEY MARKET FUND -- 1.8%
   28,885,432  BlackRock Provident Institutional, TempFund ......................................       28,885,432
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $28,885,432) .............................................................       28,885,432
                                                                                                  ---------------

 TOTAL INVESTMENTS (Cost $1,504,970,280***) ..............................             99.3%      $  1,560,563,055
 OTHER ASSETS AND LIABILITIES (NET) ......................................              0.7%            10,468,275
                                                                                     -------      ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ..........            100.0%++    $  1,571,031,330
                                                                                      ------       ----------------
 AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE .........................................     (542,000,000)
 ACCUMULATED UNDECLARED DISTRIBUTIONS TO AMPS ...................................................         (213,655)
                                                                                                  ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ..................................................... $  1,028,817,675
                                                                                                  =================


-----------------------------
     * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
    ** Securities distributing Qualified Dividend Income only.
   *** Aggregate cost of securities held.
  **** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
   (1) Foreign issuer.
    +  Non-income producing.
   ++  The percentage shown for each investment category is the total value of that  category as a percentage  of net assets  available to Common and Preferred Stock.

       ABBREVIATIONS:
REIT   -- Real Estate Investment Trust
PFD.   -- Preferred Securities
PVT.   -- Private Placement Securities
          Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FLAHERTY &  CRUMRINE/CLAYMORE  PREFERRED  SECURITIES  INCOME  FUND
              INCORPORATED
             -------------------------------------------------------------------

By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date                     OCTOBER 8, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (principal executive officer)

Date                     OCTOBER 8, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ R. ERIC CHADWICK
                         -------------------------------------------------------
                         R. Eric Chadwick, Chief Financial Officer, Treasurer, Vice President and Secretary
                         (principal financial officer)

Date                     OCTOBER 8, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.